CONSTRUCTION IN PROGRESS	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Construction In Progress [Abstract]
Construction In Progress [Text Block]
Note 4 – Construction in Progress

The Company has construction in progress, in the amount of $118,239 and $106,726 at August 31, 2016 and May 31, 2016 on improvements to its leased facility in Colorado.  As of August 31, 2016, the Company had yet to start amortizing these improvements.

NOTE 6 – CONSTRUCTION IN PROGRESS

The Company has construction in progress, in the amount of $106,726 at May 31, 2016 on improvements to its leased facility in Colorado.  As of May 31, 2016, the Company has yet to start amortizing these improvements.